CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Redeemable common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Redeemable common stock, shares authorized (in shares)	24,000,000	24,000,000	20,000,000
Redeemable common stock, shares issued (in shares)	13,095,515	13,110,042	7,641,391
Redeemable common stock, shares outstanding (in shares)	13,095,515	13,110,042	7,641,391
Scenario, Previously Reported [Member]
Redeemable common stock, par value (in dollars per share)		$ 0.01	$ 0.01